Shareholder Report, Average Annual Return (Details) 191636_DoubleLine Shiller Enhanced International CAPE_Class I2_TSR Annual {Class I2}	5 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2 (without sales charge)
Average Annual Return, Percent	12.10%
MSCI Europe Net Total Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Europe Net Total Return USD Index
Average Annual Return, Percent	2.45%